SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Rush
Title:
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ GEORGE RUSH                  AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         105
                                                -----------
Form 13F Information Table Value Total:         284,705
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

--------------------------------------------------------------------------------

 3M CO                                   88579Y101   5370       58100    58100      0        0         0      0          58100
 ABBOTT LABORATORIES                     002824100   3023       44095    44095      0        0         0      0          44095
 ACCENTURE PLC                           G1151C101   6009       85800    85800      0        0         0      0          85800
 AGL RESOURCES INC                       001204106   2953       72176    72176      0        0         0      0          72176
 AMERICAN EXPRESS CO                     025816109    711       12500    12500      0        0         0      0          12500
 AMERICAN WATER WORKS CO                 030420103   7366      198750   198750      0        0         0      0         198750
 AT&T                                    00206R102   1161       30796    30796      0        0         0      0          30796
 AUTOMATIC DATA PROCESSING INC           053015103    689       11750    11750      0        0         0      0          11750
 BANK OF AMERICA                         060505104    326       36900    36900      0        0         0      0          36900
 BANK ONE/JP MORGAN 7.2% 10/15/31        06423W204    325       12608    12608      0        0         0      0          12608
 BECTON DICKINSON & CO.                  075887109    267        3400     3400      0        0         0      0           3400
 BERKSHIRE HATHA CLASS B                 084670702   5327       60400    60400      0        0         0      0          60400
 BRISTOL MYERS                           110122108    372       11030    11030      0        0         0      0          11030
 BROWN FORMAN CLASS B                    115637209   5131       78631    78631      0        0         0      0          78631
 CAL MAINE FOODS INC                     128030202   2040       45400    45400      0        0         0      0          45400
 CARNIVAL CORP                           143658300   3643      100000   100000      0        0         0      0         100000
 CATERPILLAR INC                         149123101    809        9400     9400      0        0         0      0           9400
 CHEVRON                                 166764100    869        7456     7456      0        0         0      0           7456
 CHUBB CORP                              171232101   2632       34500    34500      0        0         0      0          34500
 CHURCH & DWIGHT CO INC                  171340102   9845      182344   182344      0        0         0      0         182344
 CLARCOR INC                             179895107   2232       50000    50000      0        0         0      0          50000
 COCA-COLA CO                            191216100  14582      384436   384436      0        0         0      0         384436
 COLONIAL PROP                           195872106    914       43403    43403      0        0         0      0          43403
 CONOCOPHILLIPS                          20825C104   1815       31738    31738      0        0         0      0          31738
 COSTCO WHSL CORP                        22160K105   4202       41950    41950      0        0         0      0          41950
 COUSINS PROPS                           222795106   1040      130955   130955      0        0         0      0         130955
 CVS CAREMARK CORP                       126650100    368        7600     7600      0        0         0      0           7600
 DEERE & CO                              244199105   5117       62050    62050      0        0         0      0          62050
 DOMINION RESOURCES INC                  25746U109    244        4600     4600      0        0         0      0           4600
 DOVER CORP                              260003108   5497       92400    92400      0        0         0      0          92400
 DU PONT E I DE NEMOURS & CO             263534109   3257       64800    64800      0        0         0      0          64800
 DUKE ENERGY NYSE                        26441C105   1149       17736    17736      0        0         0      0          17736
 ELI LILLY AND CO                        532457108    498       10500    10500      0        0         0      0          10500
 EMERSON ELECTRIC CO                     291011104    357        7400     7400      0        0         0      0           7400
 EQUITY RESIDENTIAL                      29476L107   3860       67100    67100      0        0         0      0          67100
 ETFS GOLD TRUST ETF                     26922Y105    342        1950     1950      0        0         0      0           1950
 EXPRESS SCRIPTS INC                     302182100   1515       24184    24184      0        0         0      0          24184
 EXXON MOBIL                             30231G102  11636      127240   127240      0        0         0      0         127240
 FEDEX CORP                              31428X106   2710       32025    32025      0        0         0      0          32025
 G&K SERVICES INC                        361268105    351       11212    11212      0        0         0      0          11212
 GENERAL DYNAMICS CORP                   369550108   2207       33385    33385      0        0         0      0          33385
 GENERAL ELECTRIC                        369604103   2109       92862    92862      0        0         0      0          92862
 GENERAL ELECTRIC CAP STEP-UP PUBLIC     369622485   1637       62000    62000      0        0         0      0          62000
 GENUINE PARTS CO                        372460105    394        6450     6450      0        0         0      0           6450
 GEORGIA PWR CO PFD 8.2%                 373334457    522       18370    18370      0        0         0      0          18370
 GREENWAY MEDICAL TECH                   39679B103    535       31300    31300      0        0         0      0          31300
 GULF KEYSTONE PETE ORD                  G4209G108    208       55000    55000      0        0         0      0          55000
 HCP                                     40414L109    734       16500    16500      0        0         0      0          16500
 HERSHEY                                 427866108   1134       16000    16000      0        0         0      0          16000
 HOME DEPOT INC                          437076102    603        9990     9990      0        0         0      0           9990
 HONEYWELL INTERNATIONAL INC             438516106    565        9450     9450      0        0         0      0           9450
 IDEXX LABORATORIES INC                  45168D104   2136       21500    21500      0        0         0      0          21500
 INTEL CORP                              458140100   3058      135000   135000      0        0         0      0         135000
 INTERNAP NETWORK SERVICES CORP          45885A300     92       13076    13076      0        0         0      0          13076
 INTERNATIONAL BUSINESS MACHINES CORP    459200101  10070       48540    48540      0        0         0      0          48540
 INTUIT INC                              461202103   1022       17350    17350      0        0         0      0          17350
 ISHARES TR 2017 S&P AMTFREEMUNI         464289271   1660       29800    29800      0        0         0      0          29800
 ISHARES TR BARCLYS 1-3YR CREDIT         464288646    374        3540     3540      0        0         0      0           3540
 ISHARES TR DJ US INDEX FD               464287846   3774       52418    52418      0        0         0      0          52418
 ISHARES TR DOW INTL SEL DIV             464288448    285        9000     9000      0        0         0      0           9000
 ISHARES TR DOW SEL DIV                  464287168  11308      196050   196050      0        0         0      0         196050
 ISHARES TR US PFD STK IDX               464288687   9851      247150   247150      0        0         0      0         247150
 JOHNSON & JOHNSON                       478160104  10461      151809   151809      0        0         0      0         151809
 JOHNSON CONTROLS INC                    478366107   1133       41350    41350      0        0         0      0          41350
 KIMBERLY-CLARK CORP                     494368103   4033       47012    47012      0        0         0      0          47012
 MARKET VECTORS AGRIBUSINESS ETF         57060U605    295        5700     5700      0        0         0      0           5700
 MCDONALDS CORP                          580135101   3542       38600    38600      0        0         0      0          38600
 MERCK & CO                              58933Y105   3834       85010    85010      0        0         0      0          85010
 MICROSOFT CORP                          594918104   6026      202470   202470      0        0         0      0         202470
 NEXTERA ENERGY INC                      65339F101    309        4390     4390      0        0         0      0           4390
 NUVEEN GA DIV ADV MUNI FD 2             67072B107    402       27215    27215      0        0         0      0          27215
 PAYCHEX INC                             704326107   4602      138230   138230      0        0         0      0         138230
 PEPSICO INC                             713448108   1400       19785    19785      0        0         0      0          19785
 PFIZER                                  717081103   2266       91185    91185      0        0         0      0          91185
 PHILIP MORRIS INTERNATIONAL INC         718172109   4434       49300    49300      0        0         0      0          49300
 PHILLIPS 66                             718546104   1146       24725    24725      0        0         0      0          24725
 POWERSHARES ETF BUYBACK ACH             73935X286    189        6300     6300      0        0         0      0           6300
 POWERSHARES ETF TRUST FINL PFD PTFL     73935X229   5273      285650   285650      0        0         0      0         285650
 POWERSHARES ETF TRUST WATER RESOURCE    73935X575    226       11600    11600      0        0         0      0          11600
 PRICE T ROWE GROUP INC                  74144T108   6538      103285   103285      0        0         0      0         103285
 PROCTER & GAMBLE                        742718109   6080       87663    87663      0        0         0      0          87663
 ROYAL DUTCH SHELL ADR                   780259206   2883       41533    41533      0        0         0      0          41533
 SCH US DIV EQUITY ETF                   808524797  10490      364865   364865      0        0         0      0         364865
 SCHLUMBERGER                            806857108    398        5500     5500      0        0         0      0           5500
 SCHWAB CHARLES CORP                     808513105    924       72275    72275      0        0         0      0          72275
 SELECT SECTOR SPDR-ENERGY               81369Y506   3613       49195    49195      0        0         0      0          49195
 SELECT SECTOR SPDR-FINANCIAL            81369Y605    196       12600    12600      0        0         0      0          12600
 SELECT SECTOR SPDR-TECHNOLOGY           81369Y803    969       31425    31425      0        0         0      0          31425
 SOUTHERN COMPANY                        842587107   7007      152030   152030      0        0         0      0         152030
 SPDR S&P 500                            78462F103   1195        8299     8299      0        0         0      0           8299
 SPDR S&P BIOTECH ETF                    78464A870    745        7975     7975      0        0         0      0           7975
 T J X COS INC                           872540109   5028      112250   112250      0        0         0      0         112250
 TANZANIAN ROYALTY EXPL                  87600U104    153       30000    30000      0        0         0      0          30000
 TEXAS PACIFIC LAND TRUST                882610108    395        7200     7200      0        0         0      0           7200
 UNITED TECHNOLOGIES CORP                913017109   2607       33294    33294      0        0         0      0          33294
 VANGUARD INDUSTRIALS                    92204A603    287        4150     4150      0        0         0      0           4150
 VANGUARD SHORT-TERM BOND INDEX          921937827    244        3000     3000      0        0         0      0           3000
 VERIZON COMMS                           92343V104    357        7840     7840      0        0         0      0           7840
 WAL-MART STORES INC                     931142103   1653       22400    22400      0        0         0      0          22400
 WALT DISNEY                             254687106   3532       67550    67550      0        0         0      0          67550
 WASTE MANAGEMENT                        94106L109   1139       35500    35500      0        0         0      0          35500
 WATTS WATER TECHNOLOGIES INC            942749102    592       15650    15650      0        0         0      0          15650
 XEROX CORP                              984121103     73       10000    10000      0        0         0      0          10000
 YUM! BRANDS INC                         988498101   3045       45900    45900      0        0         0      0          45900
 ZIPCAR INC                              98974X103    159       20500    20500      0        0         0      0          20500

